Share capital and other reserves (Tables)	12 Months Ended
Dec. 31, 2021
Share capital.
Summary of allotted, called up and fully paid shares

	December 31,		December 31,
	2021		2020
	No.	£	No.	£
A ordinary of £0.00001 each	—	—	100,000	1.00
B ordinary of £0.00001 each	—	—	4,832	0.05
Ordinary of $0.0001 each	209,135,382	15,804	—	—
	209,135,382	15,804	104,832	1.05

Schedule of movements in reserves

Movements in reserves are shown below

	Share Premium	Other Reserves
	£000	£000
As at January 1	—	4,117
Issuance of Z-Shares to American (note 7)	—	16,739
Debt to equity conversion of related party loan (note 27)	—	9,000
Debt to equity conversion of Microsoft and Rocket loan	—	25,000
Transfer of intergroup share capital	—	(15)
Share acquisition	—	50,724
Cumulative translation differences	—	(85)
Issuance of warrants to American, Avolon and Virgin (note 21)	103,053	8,558
Capital reorganization (note 7)	74,265	—
PIPE investment	71,036	—
As at December 31	248,354	63,314